Document And Entity Information	Oct. 28, 2021
Document Information Line Items
Entity Registrant Name	Spine Injury Solutions, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001066764
Document Period End Date	Oct. 28, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27407
Entity Tax Identification Number	98-0187705
Entity Address, Address Line One	5151 Mitchelldale
Entity Address, Address Line Two	Suite A2
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77092
City Area Code	(713)
Local Phone Number	521-4220
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE